Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of fair value assumptions

The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the weighted-average assumptions in the following table:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2019	2018	2019	2018
Risk-free interest rate	1.61% – 1.78%	2.97%	1.61% – 2.25%	2.97%
Expected term, in years	5.97 – 6.11	6.04	5.75 – 6.11	6.04
Expected volatility	75.55% – 76.01%	74.79%	74.69% – 76.01%	74.79%
Expected dividend yield	—%	—%	—%	—%

The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the assumptions in the following table:

YEAR ENDED MARCH 31, 2019
Risk-free interest rate	2.38% – 2.97%
Expected term, in years	6.04 – 6.07
Expected volatility	74.79% – 75.11%
Expected dividend yield	—%

Summary of stock-based compensation expense

For the three and nine months ended December 31, 2019 and 2018, stock-based compensation expense under the Company’s equity incentive plans was as follows (in thousands):

	Three Months Ended December 31,		Nine Months Ended December 31,
	2019	2018	2019	2018
Research and development expenses	$310,702	$9,980	$2,680,193	$11,173
General and administrative expenses	1,021,603	1,094	2,308,220	1,225

Total stock-based compensation	$1,332,305	$11,074	$4,988,413	$12,398

For the year ended March 31, 2019, share-based compensation expense under the 2018 Plan was as follows:

YEAR ENDED MARCH 31, 2019
Research and development expenses	$28,510
General and administrative expenses	2,294

Total share-based compensation	$30,804

Summary of stock option activity

A summary of the stock option activity under the Company’s equity incentive plans is as follows:

	Options Outstanding
	Number of options	Weighted- Average Exercise Price	Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance – March 31, 2019	189,269	$4.12	9.64	$707,130
Granted	4,590,731	$8.04
Cancelled	(570,427)	$7.13

Balance – December 31, 2019	4,209,573	$7.86	9.50	$33,177,110

Exercisable – December 31, 2019	169,275	$6.93	7.40	$1,514,163